Basis of presentation for the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure Of Reclassification Of Assets [Text Block]
Items	Original balances reported as of December 31, 2019	Reclassification	Balances reclassified as of December 31, 2019
	ThUS$	ThUS$	ThUS$
Property, plant and equipment, (net)	1,607,070	(37,164)	1,569,906
Right-of-use assets	-	37,164	37,164
Other current financial liabilities	298,822	(7,694)	291,128
Lease liabilities, current	-	7,694	7,694
Other non-current financial liabilities	1,518,926	(30,203)	1,488,723
Lease liabilities, non-current	-	30,203	30,203